Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Statement of Comprehensive Income [Abstract]
Net Earnings	[1]	$ 6,345	$ 5,385	$ 4,535
Other Comprehensive (Loss) Income:
Foreign Currency Translation Adjustments	[1]	(510)	(329)	100
Cash Flow Hedges, net of tax	[1]	11	(12)	5
Other	[1]	1	(10)	(1)
Total Other Comprehensive (Loss) Income	[1]	(498)	(351)	104
COMPREHENSIVE INCOME	[1]	$ 5,847	$ 5,034	$ 4,639

[1]	Fiscal years ended February 1, 2015 and February 2, 2014 include 52 weeks. Fiscal year ended February 3, 2013 includes 53 weeks.